Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price New Income Fund-Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	712
T. Rowe Price New Income Fund-I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
T. Rowe Price New Income Fund-Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,628
T. Rowe Price New Income Fund-R Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	753
Expense Example, with Redemption, 10 Years	1,693
T. Rowe Price New Income Fund-Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0